Organization and Business Operations (Details Narrative) - USD ($)								3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 17, 2022	Sep. 15, 2022	Aug. 31, 2022	Sep. 17, 2021	Sep. 17, 2021	Aug. 31, 2021	Jan. 02, 2019	Dec. 16, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Apr. 20, 2022	Oct. 31, 2021	Jun. 30, 2021	Feb. 22, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash									$ 1,075,602	$ 328,305	$ 1,075,602
Proceeds from issuance of private placement									5,411,000
Transaction costs				$ 4,615,992
Underwriting fees				1,050,000
Deferred underwriting fees				3,150,000	$ 3,150,000				3,150,000	3,150,000	$ 3,150,000
Other offering costs				$ 415,992	$ 415,992
Net proceeds from offering									$ 103,687,963
Cash in trust account		$ 1,050,000						$ 2,100,000
Redemption Price					15.00%
Interest on dissolution expenses	$ 100,000
Share price	$ 10.30
Working capital surplus										2,995,866
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price				$ 10.00	$ 10.00
Sale of units through initial public offering, shares					10,500,000
Transaction costs					$ 4,613,955
Other offering costs				$ 413,955	$ 413,955
Cash held outside of Trust Account										328,305
Share price	10.30
Private Placement Warrants [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price				$ 1.00	$ 1.00
Sale of units through initial public offering, shares				5,411,000
Proceeds from issuance of private placement				$ 5,411,000
IPO and Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price				$ 10.20	$ 10.20
Net proceeds from offering				$ 107,100,000
Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from issuance of private placement										$ 2,100,000
Redemption price per share										$ 10.30
Private Placement [Member] | Sponssor Extension Loan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Redemption price per share										10.20		$ 10.30
Minimum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Minimum net tangible asset upon consummation of business combination				$ 5,000,001	$ 5,000,001
Share price	$ 10.30
Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price															$ 12.00
Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value									$ 0.0001	0.0001	$ 0.0001
Redemption price per share									$ 10.20	$ 10.52	$ 10.20
Common Class A [Member] | IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price				$ 10.00	$ 10.00
Sale of units through initial public offering, shares					10,500,000
Proceeds from issuance or sale of equity					$ 105,000,000
Ocean Biomedical Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Merger consideration			As consideration for the Merger, the holders of Ocean Biomedical’s securities collectively shall be entitled to receive from AHAC, in the aggregate, a number of shares of AHAC Class A common stock with an aggregate value equal to (the “Merger Consideration”) (a) $240,000,000 minus (b) the amount, if any, by which the net working capital is less than negative $500,000, plus (c) the amount, if any, by which the net working capital exceeds $500,000 (but not less than zero), minus (d) the amount, if any, by which the closing net debt exceeds $500,000, minus (e) the amount, if any, by which the company transaction expenses exceed $6,000,000. In addition, holders of Ocean Biomedical’s securities shall also be entitled to receive from AHAC, in the aggregate, an additional 19,000,000 shares of AHAC Class A common stock in the event that the volume weighted average price (VWAP) of AHAC’s Class A common stock, collectively, exceeds (a) $15.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 5,000,000 shares of AHAC Class A common stock, (b) $17.50 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 7,000,000 shares of AHAC Class A common stock and (c) $20.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 7,000,000 shares of AHAC Class A common stock. In addition, for each Earnout Share Payment, AHAC will also issue to Sponsor an additional 1,000,000 shares of AHAC Class A common stock
Ocean Biomedical Inc [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value			$ 0.0001
Aesther Healthcare Sponsor LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of voting interests acquired				50.00%	50.00%
Aesther Healthcare Sponsor LLC [Member] | Public Shares and Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of voting interests acquired				80.00%	80.00%
Common Stock [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of units through initial public offering, shares									10,500,000
Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member] | Minimum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investors totaling amount			$ 50,000,000
Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investors totaling amount			75,000,000
Backstop Agreement [Member] | Vellar Opportunity Fund SPV LLC [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase of common stock			$ 40,000,000
Equity line of credit redeem shares description			including from other AHAC stockholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of the Company’s redemption offer. AHAC has agreed to purchase those shares from Vellar on a forward basis. The purchase price payable by the Company will include a prepayment in the amount of the redemption price per share. The Backstop Agreement matures on the earlier to occur of (a) 3 years after the closing of the Merger Agreement or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of AHAC’s shares during 20 out of 30 consecutive trading days is less than $3 per share. At maturity, any remaining shares subject to the forward transaction will be finally purchased by AHAC at maturity for an additional $2.50 per share. During the term of the Backstop Agreement, Vellar may elect to sell some or all of the shares subject to the forward transaction after which those shares will no longer be subject to the Backstop Agreement, and in such event Vellar will repay the Company with a portion of the sale proceeds. If the Backstop Agreement is terminated after the Merger fails to close, except due to regulatory items or a material breach by Vellar, AHAC will be obligated to pay a break-up fee equal to $1 million and certain fees and expenses
Fees and expenses						$ 1,000,000
Ocean Biomedical Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash									$ 60,000	$ 34,000	$ 60,000
Working capital deficiency										$ 10,600,000
Common stock, par value									$ 0.000001	$ 0.000001	$ 0.000001
Fees and expenses										$ 16,121,000	$ 62,345,000
Sale of units through initial public offering, shares							17,454,542			17,496,370
Other offering costs									$ 19,000	$ 1,808,000	$ 19,000			$ 3,400,000
Share price													$ 11.00			$ 16.96
Ocean Biomedical Inc [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of units through initial public offering, shares											41,828
Ocean Biomedical Inc [Member] | Backstop Agreement [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price										$ 10.34